Morse, Zelnick, Rose & Lander

A LIMITED LIABILITY PARTNERSHIP

405 PARK AVENUE

NEW YORK, NEW YORK 10022-4405

212-838-1177

FAX – 212-838-9190

May 11, 2012

WRITER’S DIRECT LINE

(212) 838-4175

United States Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549

Attn: Mara L. Ransom, Assistant Director

Re: Zunicom, Inc.

Schedule 13E-3 filed by Zunicom, Inc. and John Rudy

Filed February 10, 2012

File No. 005-50405

Preliminary Information Statement on Schedule 14C

Filed February 10, 2012

File No. 000-27210

Dear Ms. Ransom:

This letter is in response to the Staff’s comment letter dated March 9, 2012 regarding the Schedule 13E-3 and Preliminary Information Statement on Schedule 14C filed by Zunicom, Inc. Our responses are keyed to the number of each comment in your letter. For the convenience of the Staff’s review, we have set forth the comment contained in the letter above each respective response.

Schedule 13E-3

General

1.	Please explain to us why John Rudy, but not your other executive officer, Mr. William Tan, has been deemed to be a filing person. Also, please ensure that Mr. Rudy signs the Schedule 13E-3 in his capacity as an individual filing person.

Mr. Tan has been added as a filing person. Both Mr. Tan and Mr. Rudy have signed the Schedule 13E-3 in their individual capacities.

Item 2. Subject Company Information, page 4 (f) Prior Stock Purchases, page 4

2.	Please explain to us how the information set forth in the information statement under the caption “Fairness of the Reverse/Forward Stock Split to Stockholders” is responsive to Item 1002(f) of Regulation M-A. We are unable to locate a section titled “Financial Statements—Price Range of Common Stock; Dividends; Trading Volume” in the information statement. Please advise.

This has been revised to show none.

Item 3. Identity and Background of the Filing Persons, page 4

3.	Please include the disclosure in this item in an appropriate location in the information statement.

We have included this information in the Information Statement under the caption Directors and Executive Officers.

Item 7. Purposes, Alternative, Reasons and Effects, page 7

(d) Effects, page 7

4	We are unable to locate the section titled “Financing of the Reverse/Forward Stock Split.” Please advise.

We have removed this cross reference.

Item 9. Reports, Opinions, Appraisals and Negotiations, page 8

(b) Preparer and Summary of the Report, Opinion or Appraisal, page 8

5.	We are unable to locate the section titled “Fairness of the Reverse/Forward Stock Split— Opinion of Sutter Securities.” Please advise.

We have revised the cross references.

Preliminary Information Statement on Schedule 14C

6.	Please revise the cover page of the information statement to identify it as a preliminary copy. See Rule 14c-5(d).

We have so revised the cover page.

Forward Looking Statements, page 7

7.	We note the disclaimer that you do not undertake any obligation to publicly update any forward-looking statements to reflect subsequent events or circumstances. This disclosure is inconsistent with your obligation under Rules 13e-3(d)(2) and 13e-3(f)(1)(iii) to amend the Schedule 13E-3 to reflect a material change in the information previously disclosed. Please also revise the penultimate sentence to reflect this requirement.

We have removed the disclaimer.

Summary of Terms of Reverse/Forward Stock Split, page 8

8.	In an appropriate place in this discussion, please also revise to briefly provide the fairness determination made by each filing person.

We have so indicated in the third bullet point.

Q. What is the cost to the Company to effect the reverse/forward stock split? page 13

9.	Please provide a cross-reference to the more detailed disclosure you provide on page 16 regarding the costs of being a “reporting company.” Also, you refer to $450,000 in the same context, rather than $250,000, on page 16; please revise for consistency.

We have provided the cross reference and the amended disclosure.

Structure of the Reverse/Forward Stock Split, page 14

10.	Here and elsewhere where you suggest that holders of fewer than 12 shares in street name should instruct their nominee to transfer such shares into a record account in the holder’s name, please revise to state by when holders should be sure to take such action.

We have amended the disclosure as suggested. We intend that the date be filled in when the Information Statement is mailed. The date will be the twentieth day following the mailing date.

Special Factors, page 15

11.	Please move the sections captioned “Structure of the Reverse/Forward Stock Split” and the “Market Related Information; Dividend Policy.” See Rule 13e-3(e)(1)(ii), which requires that the information required by Items 7, 8, and 9 of Schedule 13E-3 be prominently disclosed in a “Special Factors” section in the front of the disclosure document.

We have moved these Sections to the Special Factors Section.

12.	Discuss why each filing person decided to undertake the transaction now as opposed to other times in your history. Refer to Instruction 1 to Item 1013 of Regulation M-A in drafting the response.

See additional disclosure under “Reasons for and Purposes of the Reverse/Forward Split”.

Reasons for and Purposes of the Reverse/Forward Stock Split, page 15

13.	You indicate here that you have not been in a position to take advantage of the benefits of being publicly held. Please revise to explain why. For example, with regard to the benefit of potential investment liquidity, explain to what extent your inability to take advantage of these aspects of being a public company was due to your lack of making a market for your securities.

See additional disclosure in this Section.

Alternatives Considered, page 17 Sale of the Company, page 17

14.	Please clarify why your board thought that a sale of the company was not in the best interest of your shareholders due to adverse tax consequences to be incurred by a purchaser. Please disclose whether you engaged in any discussions with any party for a sale of the company and why those discussions were terminated in favor of the reverse/forward stock split. See Item 1013(b) of Regulation M-A.

See revised disclosure in this Section.

15.	Considering you indicate that the reverse/forward stock split would be the most “cost effective approach,” please revise to quantify the costs associated with the alternatives you discuss to the extent possible.

See additional disclosure in this Section.

Background of the Reverse/Forward Stock Split, page 18

16.	Revise this section to describe how the consents of holders of approximately 52% of the shares were obtained and tell us supplementally who gave you the consents. We may have further comment.

See new section “Shareholder Consent”. We hereby advise you that the following shareholders provided the written consents:

Ian Edmonds

Equator Holdings

Mimi Tan

Synergy System Limited

Wooi Hou Tan

Gin Securities Limited

Placement & Acceptance, Inc.

Ventures International Limited

William Tan

Jason Tan

Selection of Independent Consultant, page 18

17.	You indicate here that the Independent Consultant was recommended because of its “preexisting knowledge base of [you] and [your] industry.” Please revise to elaborate upon what knowledge the Independent Consultant has about you and your industry and how it obtained that knowledge (i.e., prior engagement with your company).

See additional disclosure in this Section.

The Independent Consultant’s Appraisal Report, page 18

18.	Please explain why the independent consultant’s valuation date is November 23, 2011 when the fairness opinion filed as Exhibit B to the information statement states that the information used to form its opinion was dated on or before November 9, 2011.

We have revised to indicate that the valuation date is November 9, 2011.

19.	We note your indication that the Independent Consultant selected the “Asset Approach” as the appropriate valuation methodology. Please revise to explain why this approach was utilized and why others, such as the “Income Approach and Market Approach,” were not. In doing so, either here or on page 24, please elaborate to provide quantified information and a summary of the exact analyses undertaken. Refer to Item 1015(b)(6) of Regulation M-A. We may have further comment.

See additional disclosure in Section titled “The Independent Consultant’s Appraisal Report”.

20.	Elaborate upon what “adjustments” were made to the carrying value of the Company’s net asset on the balance sheet and explain why they were made. Provide quantified information reflecting such adjustments, if possible.

See additional disclosure in Section titled “The Independent Consultant’s Appraisal Report”.

21.	You indicate that the Independent Consultant disregarded consideration of the historical or current market prices of the company’s common stock. Please revise to explain why.

See additional disclosure in Section titled “The Independent Consultant’s Appraisal Report”.

22.	Please tell us whether the Independent Consultant prepared a presentation. If so, please file it as an exhibit to the Schedule 13E-3. See Item 1016(c) of Regulation M-A.

We have included this disclosure in this Section and have filed the presentation as Exhibit (c)3 to the Schedule 13E-3

Board’s Determination of Stock Split and Purchase Price, page 19

23.	In an appropriate place in this discussion, please revise to explain how the board determined to utilize the ratio and the amount to be paid, per pre-split share, as opposed to some other amount.

See additional disclosure in this Section.

Impact of the Reverse/Forward Stock Split, page 19

24.	We note that you expect to pay $5,000 for redemptions and will redeem at $0.65 per share. Accordingly, we expect that approximately 7,692 shares will be redeemed. Please tell us how you determined that the number of record holders will be reduced by 352. Please also tell us how you determined that approximately 3,000 pre-reverse split shares will be redeemed by you.

We have amended our estimate to $2,000. The Company has 622 shareholders of record. The 352 of those shareholders who own less than 12 shares, own an aggregate of 2,151 shares. Repurchasing these shares will reduce the number of record shareholders to 270. The Objecting Owners list (OBO list) accounts for 14% of the outstanding shares of the Company. We are unable to determine how many shareholders in the OBO list own fewer than 12 shares and could have their shares repurchased. However on account of this we have estimated that a total of 3,000 shares will be repurchased.

Advantages of Deregistration, page 20

25.	The discussion of the effects of the reverse/forward stock split should address the benefits and detriments to each group, quantified to the extent possible. For instance, quantify how much will be saved because the company will no longer have to file periodic reports. Further, state each affiliate’s interest in the net book value and net earnings of the issuer in terms of both dollar amounts and percentages. See instructions 2 and 3 to Item 1013 of Regulation M-A.

We have revised to show amount to be saved.

We have also revised to show that the increase in the interest in the net book value and net earnings of the Company for continuing shareholders, including affiliates would increase by .03% and is therefore immaterial.

Interests of Affiliated Persons in the Transaction, page 22

26.	Please disclose interests in the transaction that your directors may have, which are in addition to, or may be different from, your security holders generally.

We have so revised the disclosure.

Fairness of the Reverse/Forward Stock Split to Shareholders, page 23 The Fairness Opinion, page 23

27.	Please disclose the financial projections that you provided to the independent consultant in connection with the independent consultant’s issuance of its fairness opinion.

We have updated this Section to indicate the nature of the projections provided to the Independent Consultant. These projections relate to the approximate costs to be saved by the Company if it is no longer a “reporting” company. These savings have been disclosed in numerous other parts of the Information Statement and we believe reflecting them here again would confuse rather than enhance this paragraph.

28.	Please clarify the difference between the appraisal report, as such term is defined on page 18 of the information statement, and the fairness opinion, as such term is defined in this subsection. We note the statement in the first paragraph on page 24 that the independent consultant updated its analysis in the appraisal report in arriving at its conclusion in the fairness opinion. However, both the appraisal report and the fairness opinion are dated January 12, 2012. Accordingly, please explain to us how an update for January 26, 2012 was done.

Clarification has been made. We have revised the disclosure to make clear that fairness opinion was as of January 12, 2012. No update was made to January 26, 2012.

Board Determination of Fairness of the Reverse/Forward Stock Split to Shareholders, page 24

29.	We remind you that, in general, the discussion of the substantive fairness determination should include each filing person’s consideration of the factors listed in Instruction 2 to Item 1014 of Regulation M-A. We note that the Board has adopted the conclusion of the Independent Consultant, however, the Independent Consultant’s analysis did not take into account all of the factors that are identified in Instruction 2. Please note that a filing person cannot insulate itself from liability by relying upon another’s analyses, which, by their terms, do not comply with the specific disclosure requirements of Schedule 13E-3. See Item 1014(b) of Regulation M-A and Question and Answer Nos. 5 and 21 of Exchange Act Release No. 17719. Please revise to ensure that the substantive fairness analysis of the Board addresses each factor. To the extent that any such factors were not considered or deemed relevant in the context of this particular transaction, that fact may be important for shareholders in assessing the transaction and the company’s fairness determination. See Exchange Act Release 17719 (April 13, 1981).

See revised Section titled “Board Determination of Fairness of Reverse/Forward Stock Split to Shareholders - Substantive Fairness”.

30.	Disclose why you did not structure the transaction so that it would require approval of at least a majority of the unaffiliated security holders. Refer to Item 1014(c) of Regulation M-A.

See last paragraph of Section titled “Board Determination of Fairness of Reverse/Forward Stock Split to Shareholders.

31.	You mention, as a procedural factor considered by the Board of Directors, that a “Shareholder could decide whether to remain a Shareholder or be cashed out by buying or selling shares in a stock market...” Disclose the extent to which the Board considered that this may be difficult for shareholders to accomplish given the already limited trading market for your stock.

See revised disclosure under Section titled “Board Determination of Fairness of Reverse/Forward Stock Split to Shareholders - Procedural Fairness”.

Appraisal Rights, page 26

32.	We note that neither state law nor your charter provides dissenter’s rights in connection with this transaction. Discuss whether this was a factor in setting the structure of this going private transaction. That is, disclose whether dissenter’s rights would have been available if you had chosen a different means of going private.

Disclosure has been added.

Financial Information, page 30

33.	Please revise to include the ratio of earnings to fixed charges, as required by Item 1010(c) of Regulation M-A.

The Company has no fixed charges. We have disclosed this fact in this Section.

On behalf of each filing person we acknowledge that:

1.	Each such filing person is responsible for the adequacy and accuracy in the filing;
2.	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
3.	No filing person may assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Respectfully submitted,

MORSE ZELNICK ROSE & LANDER, LLP

George Lander